Stock Based Compensation (Q3) (Details) - Stock Options [Member]	9 Months Ended
Mar. 31, 2018 USD ($) $ / shares shares
Number of Options Outstanding [Rollforward]
Beginning of year (in shares)	0
Granted (in shares)	1,014,770
Exercised, converted (in shares)	(8,000)
Forfeited / exchanged / modification (in shares)	(163,500)
End of period (in shares)	843,270
Number of options exercisable at end of period (in shares)	28,000
Number of options available for grant at end of period (in shares)	4,148,730
Weighted Average Option Prices per Share [Rollforward]
Granted during the period (in dollars per share) | $ / shares	$ 0.25
Exercised during the period (in dollars per share) | $ / shares	0.25
Terminated during the period (in dollars per share) | $ / shares	0.25
Outstanding at end of period (in dollars per share) | $ / shares	0.25
Exercisable at end of period (in dollars per share) | $ / shares	0.25
Average fair value of stock options granted (in dollars per share) | $ / shares	$ 1.73
Weighted Average Assumptions [Abstract]
Expected stock price volatility	144.00%
Expected dividend yield	0.00%
Risk-free interest rate	2.31%
Stock-based compensation expense | $	$ 1,454,000
Unrecognized compensation expense | $	$ 1,215,000
Weighted average vesting period	3 years
Minimum [Member]
Weighted Average Assumptions [Abstract]
Expected option life	2 years 6 months
Maximum [Member]
Weighted Average Assumptions [Abstract]
Expected option life	3 years
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options exercisable period	10 years
Equity Incentive Plan [Member] | Maximum [Member]
Number of Options Outstanding [Rollforward]
Granted (in shares)	5,000,000